RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

Nine Energy Service, Inc. (“Nine”)

The Company purchased $1.5 million, $0.8 million, and $1.2 million for the years ended December 31, 2023, 2022, and 2021, respectively, of products and rentals from Nine. One of the Company’s directors, Andrew Waite, also serves as a director of Nine. As of December 31, 2023, and December 31, 2022, the Company had total liabilities of $0.4 million and $0.2 million, respectively, on its Consolidated Balance Sheets related to these purchases.